Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
A
Prospectus [Line Items]
Average Annual Return, Percent	3.72%	2.83%	1.74%
C
Prospectus [Line Items]
Average Annual Return, Percent	3.60%	2.80%	1.73%
Z
Prospectus [Line Items]
Average Annual Return, Percent	3.87%	2.96%	1.87%